BUSINESS COMBINATION - Pro Forma Financial Information (Details) - LMA and Abacus - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Business Acquisition [Line Items]
Proforma revenue	$ 18,263,455	$ 14,090,817	$ 34,769,650	$ 31,290,963
Proforma net income	$ 6,432,047	$ 4,589,315	$ 13,373,444	$ 11,788,486